Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
8.	Related party balances and transactions

Amount due from related parties

Name of Related Party	Relationship	Nature	December 31, 2020	December 31, 2019	December 31, 2018
Yongbao Insurance agency Co., Ltd. and subsidiaries	Common shareholder	Inter-transaction	$3,525	$-	$3,457
Wang Yaxian	Shareholder of the Company	Other receivables	-	613	643
Kong Deyu	Senior management of the Company	Other receivables	160	151	-
Li Xingliang	CFO of the Company	Other receivables	7	-	-
Wang Yilin	Director of China SOS	Other receivables	1	58
			$3,693	$822	$4,100

Amount due to related parties

Name of Related Party	Relationship	Nature	December 31, 2020	December 31, 2019	December 31, 2018
Yongbao Insurance agency Co., Ltd.	Common shareholder	Inter-transaction	$1,831	$4,811	$7,507
Wang Yilin	Director of China SOS	Other payables	70	4	2
Wang Yaxian	Shareholder of the Company	Other payables	5	760	-
Bian Jingxue	Senior management of the Company	Other payables	3	-	-
			$1,909	$5,575	$7,509